UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3984
                      (Investment Company Act File Number)


                      Federated International Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  FOREIGN CURRENCY             VALUE IN
  PAR AMOUNT OR SHARES     U.S. DOLLARS

                 BONDS--94.3%
                 BRITISH POUND--8.8%
                 RETAILERS--1.8%
   1,000,000     Wal-Mart Stores, Inc., 4.75%, 1/29/2013                                                               $   1,908,281
                 SOVEREIGN--7.0%
   2,000,000     United Kingdom, Government of, 4.75%, 3/7/2020                                                            3,966,772
   1,875,000     United Kingdom, Government of, Bond, 4.00%, 9/7/2016                                                      3,503,173
                    TOTAL                                                                                                  7,469,945
                    TOTAL BRITISH POUND                                                                                    9,378,226
                 CANADIAN DOLLAR--3.0%
                 SOVEREIGN--3.0%
   1,600,000     Canada, Government of, 4.50%, 6/1/2015                                                                    1,524,970
   1,680,000     Canada, Government of, 5.50%, 6/1/2010                                                                    1,636,632
                    TOTAL CANADIAN DOLLAR                                                                                  3,161,602
                 EURO - 35.6%
                 BANKING--3.5%
   1,500,000     Hypovereinsbank LUX, 5.523%, 12/18/2008                                                                   2,053,387
   1,200,000     Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049                                                   1,712,429
                    TOTAL                                                                                                  3,765,816
                 ELECTRONICS - 1.7%
   1,300,000     Schneider Electric SA, (Series EMTN), 3.875%, 10/31/2008                                                  1,757,022
                 MEDIA--1.2%
     900,000     WPP Group PLC, 6.00%, 6/18/2008                                                                           1,239,082
                 SOVEREIGN--26.8%
   3,200,000     Belgium, Government of, 5.00%, 3/28/2035                                                                  4,620,314
   3,100,000     Buoni Poliennali Del Tes, 4.25%, 8/1/2013                                                                 4,222,973
   1,800,000     France, Government of, Bond, 4.00%, 4/25/2055                                                             2,206,231
   2,275,000     France, Government of, Bond, 4.25%, 4/25/2019                                                             3,060,719
   3,350,000     France, Government of, O.A.T., 5.00%, 10/25/2016                                                          4,797,188
     200,000     Germany, Government of, 4.75%, 7/4/2028                                                                     279,792
   3,900,000     Hellenic Republic, Unsub., 4.10%, 8/20/2012                                                               5,248,860
   3,000,000     Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034                                                         4,183,604
                    TOTAL                                                                                                 28,619,681
                 SUPRANATIONAL--0.4%
     310,000     Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009                                                           434,797
                 TELECOMMUNICATIONS & CELLULAR--2.0%
   1,500,000     Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011                                                 2,162,707
                    TOTAL EURO                                                                                            37,979,105
                 JAPANESE YEN--44.7%
                 BANKING--26.4%
  94,000,000     Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008                                                    810,840
 290,000,000     Cie Financement Foncier, Collateral Trust, (Series EMTN), 0.60%, 3/23/2010                                2,471,975
 460,000,000     DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008                                                        3,965,161
 120,000,000     DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016                                                          1,022,575
 150,000,000     European Investment Bank, 1.40%, 6/20/2017                                                                1,263,516
 580,000,000     KFW International Finance, 1.75%, 3/23/2010                                                               5,107,246
 495,000,000     Landwirtschaftliche Rentenbank, Foreign Gov't. Guarantee, (Series EMTN), 1.375%, 4/25/2013                4,281,393
 555,000,000     OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010                                                            4,892,618
 500,000,000     Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN),              4,388,548
                 1.60%, 2/15/2011
                    TOTAL                                                                                                 28,203,872
                 FINANCIAL INTERMEDIARIES--4.1%
 500,000,000     Eksportfinans, Bond, 1.80%, 6/21/2010                                                                     4,411,435
                 SOVEREIGN--8.7%
 400,000,000     Italy, Government of, Bond, 1.80%, 2/23/2010                                                              3,520,684
 265,000,000     Japan, Government of, Bond, 0.50%, 6/20/2013                                                              2,192,135
 425,000,000     Japan, Government of, Bond, 0.80%, 3/20/2013                                                              3,585,053
                    TOTAL                                                                                                  9,297,872
                 STATE/PROVINCIAL--4.6%
 550,000,000     Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010                                              4,856,853
                 SUPRANATIONAL--0.9%
 113,000,000     Inter-American Development Bank, 1.90%, 7/8/2009                                                            993,666
                    TOTAL JAPANESE YEN                                                                                    47,763,698
                 SWEDISH KRONA--2.2%
                 SOVEREIGN--2.2%
  16,100,000     Sweden, Government of, 4.50%, 8/12/2015                                                                   2,378,140
                    TOTAL BONDS                                                                                          100,660,771
                    (IDENTIFIED COST $104,373,782)
                 PURCHASED PUT OPTIONS-0.2%
   5,000,000   1 State Street Bank & Trust Co., N.A. EURO PUT/YEN CALL, Expiration Date 9/18/2007                             29,493
   5,000,000   1 State Street Bank & Trust Co., N.A. EURO PUT/YEN CALL, Expiration Date 10/18/2007                            82,280
   5,000,000   1 State Street Bank & Trust Co., N.A. EURO PUT/YEN CALL, Expiration Date 9/20/2007                             59,462
                    TOTAL PURCHASED PUT OPTIONS                                                                              171,235
                    (IDENTIFIED COST $440,760)
                 MUTUAL FUND--0.2%
     172,181 2,3 Prime Value Obligations Fund, Institutional Shares, 5.33%                                                   172,181
                 (AT NET ASSETS VALUE)
                    TOTAL INVESTMENTS - 94.7%                                                                            101,004,187
                    (IDENTIFIED COST $104,986,723)4
                    OTHER ASSETS AND LIABLITIES -NET - 5.3%                                                                5,673,345
                    TOTAL NET ASSETS - 100%                                                                            $ 106,677,532


1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At August 31, 2007, the cost of investments for federal tax purposes was $106,153,566. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from outstanding foreign currency commitments was $5,149,379. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $311,418 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,460,797.


 At August 31, 2007, the Fund had outstanding foreign currency commitments as follows:

SETTLEMENT DATE      FOREIGN CURRENCY           IN EXCHANGE FOR CONTRACTS AT VALUE     UNREALIZED
                      UNITS TO                                                       APPRECIATION/
                      DELIVER/RECEIVE                                               (DEPRECIATION)
 CONTRACTS PURCHASED:
 9/14/2007            6,000,000 Euro               $8,208,900        $8,178,728          $(30,172)
 9/14/2007            6,000,000 Euro               $8,206,497        $8,178,728          $(27,769)
 9/14/2007            5,000,000 Euro               $6,725,004        $6,815,607            $90,603
 9/14/2007            7,800,000 Euro               $10,523,759      $10,632,347           $108,588
 9/14/2007            3,020,948 Euro               $4,130,392        $4,117,919          $(12,473)
 9/28/2007            2,987,027 Euro               $4,068,776        $4,074,289             $5,513
 9/14/2007            984,318,000 Japanese Yen     $8,291,438        $8,517,745           $226,307
 9/14/2007            966,930,000 Japanese Yen     $8,178,035        $8,367,279           $189,244
 9/14/2007            2,425,880,600 Japanese Yen   $19,925,916      $20,992,232         $1,066,316
 9/14/2007            473,730,000 Japanese Yen     $4,081,592        $4,099,398            $17,806
 9/28/2007            472,473,000 Japanese Yen     $4,066,908        $4,096,643            $29,735
 CONTRACTS SOLD:
 9/14/2007            6,000,000 Euro               $8,291,437        $8,178,728           $112,709
 9/14/2007            6,000,000 Euro               $8,178,035        $8,178,728             $(693)
 9/14/2007            15,032,102 Euro              $19,925,915      $20,490,579         $(564,664)
 9/14/2007            3,000,000 Euro               $4,081,592        $4,089,364           $(7,772)
 9/28/2007            3,000,000 Euro               $4,066,908        $4,091,984          $(25,076)
 9/14/2007            959,148,000 Japanese Yen     $8,208,900        $8,299,937          $(91,037)
 9/14/2007            963,120,000 Japanese Yen     $8,206,497        $8,334,309         $(127,812)
 9/14/2007            770,565,000 Japanese Yen     $6,725,004        $6,668,044            $56,960
 9/14/2007            1,194,952,200 Japanese Yen   $10,523,759      $10,340,457           $183,302
 9/14/2007            473,730,000 Japanese Yen     $4,130,392        $4,099,398            $30,994
 9/28/2007            472,473,000 Japanese Yen     $4,068,776        $4,096,643          $(27,867)
   NET UNREALIZED APPPRECIATION ON FOREIGN EXCHANGE CONTRACTS                           $1,202,742



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

     {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors" ) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


    Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.





FEDERATED INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES         VALUE IN
             U.S. DOLLARS

               COMMON STOCKS--95.3%
               AUSTRIA--1.5%
    57,100     Erste Bank Der Oesterreichischen Sparkassen AG               $   4,137,354
               BELGIUM--1.3%
    42,000     InBev                                                            3,444,311
               BRAZIL--3.0%
   288,200     All America Latina Logistica SA                                  3,334,424
   114,500     Companhia Vale Do Rio Doce, ADR                                  4,780,375
                   TOTAL                                                        8,114,799
               CANADA--2.8%
   127,000   1 Gildan Activewear, Inc.                                          4,116,070
   202,400     Talisman Energy, Inc.                                            3,473,000
                   TOTAL                                                        7,589,070
               FINLAND--2.1%
   177,700     Nokia Oyj                                                        5,850,873
               FRANCE--4.8%
    99,300     AXA                                                              3,978,331
    36,017     Schneider Electric SA                                            4,783,753
   102,400     Vivendi SA                                                       4,186,225
                   TOTAL                                                       12,948,309
               GERMANY, FEDERAL REPUBLIC OF--6.1%
    19,100     Allianz SE                                                       4,093,303
    59,600   1 Gerresheimer AG                                                  3,142,055
    75,000     SAP AG                                                           4,038,729
    42,900     Siemens AG                                                       5,387,630
                   TOTAL                                                       16,661,717
               GREECE--3.1%
   122,700     EFG Eurobank                                                     4,178,700
   122,700   1 EFG Eurobank, Rights                                               111,989
    86,800     Hellenic Bottling Co. SA                                         4,140,878
                   TOTAL                                                        8,431,567
               HONG KONG--1.6%
 1,140,000     Li & Fung Ltd.                                                   4,225,119
               INDIA--1.2%
   128,800     Satyam Computer Services Ltd., ADR                               3,281,824
               ITALY--3.8%
   245,700     Geox SpA                                                         4,475,001
   688,000     Unicredito Italiano SpA                                          5,895,161
                   TOTAL                                                       10,370,162
               JAPAN--18.0%
   139,700     Capcom Co., Ltd.                                                 3,004,171
    42,300     Fanuc Ltd.                                                       4,117,117
    34,900     Ibiden Co., Ltd.                                                 2,968,866
    14,200     Keyence Corp.                                                    3,150,514
       400     Mitsubishi UFJ Financial Group, Inc.                             3,834,528
    77,500     Nidec Corp.                                                      5,434,839
   144,000     Nikon Corp.                                                      4,501,943
    72,500     Nitori Co.                                                       3,775,585
    89,200     Shimano, Inc.                                                    2,865,740
   198,300     Sumitomo Electric Industries                                     3,156,291
   377,000     Taiyo Nippon Sanso Corp.                                         3,334,036
   356,000     Tokuyama Corp.                                                   4,836,238
    39,300     Yamada Denki                                                     3,943,916
                   TOTAL                                                       48,923,784
               KOREA, REPUBLIC OF--3.4%
    72,700     Hana Financial Holdings                                          3,440,136
     9,100     Samsung Electronics Co.                                          5,731,749
                   TOTAL                                                        9,171,885
               LUXEMBOURG--1.7%
    54,400   1 Millicom International Cellular SA, ADR                          4,587,552
               MEXICO--1.5%
    69,300     America Movil S.A.B. de C.V., Class L, ADR                       4,189,878
               NORWAY--2.4%
   169,200     Aker Kvaerner ASA                                                4,251,730
   131,040   1 TGS Nopec Geophysical Co. ASA                                    2,253,284
                   TOTAL                                                        6,505,014
               SPAIN--5.0%
   287,500     Banco Santander, SA                                              5,248,066
   163,000     Indra Sistemas SA                                                4,258,855
   168,000     Telefonica SA                                                    4,169,791
                   TOTAL                                                       13,676,712
               SWEDEN--2.6%
    49,300     Hennes & Mauritz AB, Class B                                     2,776,629
   580,000     Rezidor Hotel Group AB                                           4,267,210
                   TOTAL                                                        7,043,839
               SWITZERLAND--9.5%
   178,933     ABB Ltd.                                                         4,395,988
    11,100     Nestle SA                                                        4,825,089
    41,137     Roche Holding AG                                                 7,145,976
    20,500     Syngenta AG                                                      3,834,105
    48,800     Synthes, Inc.                                                    5,574,721
                   TOTAL                                                       25,775,879
               TAIWAN, PROVINCE OF CHINA--2.6%
   832,000     Delta Electronics, Inc.                                          3,101,091
   395,100   1 Taiwan Semiconductor Manufacturing Co., ADR                      3,919,392
                   TOTAL                                                        7,020,483
               TURKEY--1.4%
   586,000     Akbank TAS                                                       3,742,104
               UNITED KINGDOM--15.9%
 1,855,600     ARM Holdings PLC                                                 5,509,146
    60,400     Anglo American PLC                                               3,463,467
   202,000     Diageo PLC                                                       4,313,124
   265,800     HSBC Holdings PLC                                                4,807,198
    78,700     Reckitt Benckiser PLC                                            4,282,745
    86,030     Rio Tinto PLC                                                    5,949,612
   740,000     Serco Group PLC                                                  6,300,079
   180,000     Shire PLC                                                        4,692,623
   283,000     WPP Group PLC                                                    4,028,429
                   TOTAL                                                       43,346,423
                   TOTAL COMMON STOCKS (IDENTIFIED COST $228,150,297)         259,038,658
               PREFERRED STOCKS--3.1%
               BRAZIL--1.6%
   289,549     Net Servicos de Comunicacao SA                                   4,353,565
               GERMANY, FEDERAL REPUBLIC OF--1.5%
    56,000     Fresenius SE                                                     4,120,968
                   TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,671,267)          8,474,533
               MUTUAL FUND--1.0%
 2,835,755 2,3 Prime Value Obligations Fund, Institutional Shares, 5.33%        2,835,755
               (AT NET ASSET VALUE)
                   TOTAL INVESTMENTS - 99.4%                                  270,348,946
                   (IDENTIFIED COST $238,657,319)4
                   OTHER ASSETS AND LIABILITIES - NET - 0.6%                    1,684,546
                   TOTAL NET ASSETS - 100%                                  $ 272,033,492

1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At August 31, 2007, the cost of investments for federal tax purposes was $238,657,319. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $31,691,627. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,096,133 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,404,506.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options  are  generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors" ) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices  for  total  return  swaps  are  based  upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

     {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INTERNATIONAL SERIES, INC.

BY          /S/ _______RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007



BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007